Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment, gross	$ 40,871,000	$ 38,520,000
Less accumulated depreciation	(25,887,000)	(26,376,000)
Net premises and equipment	14,984,000	12,144,000
Depreciation and amortization	997,000	1,013,000
Land, buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	22,927,000	20,493,000
Furniture and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	15,398,000	15,567,000
Computer software
Property, Plant and Equipment
Property, plant and equipment, gross	$ 2,546,000	$ 2,460,000